Annual Fund Operating Expenses - MyDestination 2035 Fund	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.10%
Other expenses	0.05%
Acquired fund fees and expenses	0.35%
Total annual Fund operating expenses	0.50%
Investor
Operating Expenses:
Management fee	0.10%
Other expenses	0.30%
Acquired fund fees and expenses	0.35%
Total annual Fund operating expenses	0.75%